Intangible assets - Movement of Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	£ 12,952.9	[1]	£ 13,214.3
Impairment losses for the year	183.9		27.1		£ 27.0
Ending balance	13,202.8		12,952.9	[1]	13,214.3
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	13,675.3		13,939.4
Additions	154.4		301.0
Revision of earnout estimates	(68.3)		(60.7)
Exchange adjustments	368.1		(504.4)
Ending balance	14,129.5		13,675.3		13,939.4
Accumulated impairment losses and write-downs [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	722.4		725.1
Impairment losses for the year	183.9		27.1
Exchange adjustments	20.4		(29.8)
Ending balance	£ 926.7		£ 722.4		£ 725.1

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.